Equity (Details) - USD ($)				1 Months Ended	6 Months Ended		12 Months Ended
	May. 05, 2015	Jan. 13, 2015	Mar. 14, 2013	Apr. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common stock issued, shares							5,000	51,657
Common stock shares issued for services				300,000
Stock compensation expense				$ 90,000			$ 71,875	$ 215,625
Common shares approved by Board of Directors			23,000
Fair value of grand shares			$ 287,500
Share-based payment award, Description								The shares were valued at $287,500 based on the Company's stock price, and $215,625 was recognized for the year ended December 31, 2013. The remaining stock compensation expense of $71,875 was recognized during the year ended December 31, 2014.
Common shares, Vested							195,000
Fair value of common shares							$ 168,500
Common stock issued to note holder, shares							50,000
Proceeds from sale of common stock								$ 41,250
Stock issued during period shares post merger			360,032
Convertible Debt [Member]
Class of Stock [Line Items]
Common stock issued, shares		25,000
Loss on debt extinguishment	$ 9,047	$ 8,750
Common stock issued in conversion, Shares	57,143
Common stock issued in conversion, Value	$ 10,000